Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Schedule of analysis of borrowings
An analysis of borrowings as of December 31, 2013 and 2012 is as follows:

		2013		2012
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate

		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank repurchase agreements	May 2013	$—	—	$5,000	2.65%

Other repurchase agreements	July 2013	$—	—	$5,000	4.91%

Federal Home Loan Bank advances	Less than one year	$19,900	1.18%	$—	—
	One to three years	18,380	0.90%	20,448	1.29%
	Three to five years	17,000	1.75%	—	—
	Five to ten years	—	—	—	—
	Total	$55,280		$20,448
Subordinated debentures, capital trusts	November 2035	$5,155	1.90%	$5,155	1.94%
	November 2035	5,155	1.90%	5,155	1.94%
	September 2037	3,093	1.74%	3,093	1.80%
	Total	$13,403		$13,403